STATUTORY RESERVES	12 Months Ended
Dec. 31, 2017
Statutory Accounting Practices [Abstract]
STATUTORY RESERVES
NOTE 13 – STATUTORY RESERVES

The Company’s PRC subsidiaries are required to allocate at least 10% of its after tax profits as determined under generally accepted accounting principles in the PRC to its statutory surplus reserve until the reserve balance reaches 50% of respective registered capital. The accumulated balance of the statutory reserve as of December 31, 2017 and 2016 was $34,513,788 and $34,508,737, respectively.